Business Acquisitions (Details) In Thousands, unless otherwise specified	1 Months Ended
	Apr. 30, 2011 USD ($)	Apr. 30, 2011 CNY
Cash consideration transferred	$ 113,616	734,356
Fair value of the Non-controlling Interest	149,633	967,152
Fair value of previously held equity interest	69,681	450,385
Total consideration	$ 332,930	2,151,893